Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Total current income tax expense	$ 7,257	$ 17,775	$ 12,067
Deferred:
Total deferred income tax expense	4,148	3,816	7,409
Income tax expense	11,405	21,591	19,476
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current income tax expense	1,467	8,928	5,126
Deferred:
Total deferred income tax expense	4,527	3,633	6,593
Taiwan operations - 10% of surtax [Member]
Current:
Total current income tax expense	5,405	8,398	6,497
Deferred:
Total deferred income tax expense	(287)	186	853
Cayman Operations [Member]
Current:
Total current income tax expense	0	0	0
US operations [Member]
Current:
Total current income tax expense	24	83	156
Deferred:
Total deferred income tax expense	(18)	3	4
China Operations [Member]
Current:
Total current income tax expense	338	347	270
Deferred:
Total deferred income tax expense	(68)	(2)	(36)
Korea Operations [Member]
Current:
Total current income tax expense	17	12	11
Deferred:
Total deferred income tax expense	(6)	(4)	(5)
Japan Operations [Member]
Current:
Total current income tax expense	$ 6	$ 7	$ 7